LOANS - Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Total [Abstract]
Recorded Investment	$ 8,289		$ 5,740	$ 6,667
Unpaid Principal Balance	8,321		5,767	6,845
Related Allowance	1,341		1,036	923
Average recorded investment [Abstract]
Total	7,016	7,408	6,627	5,814
Cash basis interest recognized on impaired loans [Abstract]
Total	66	99	277	233
1-4 Family First Lien Residential Mortgage
With no related allowance recorded [Abstract]
Recorded Investment	954		550	844
Unpaid Principal Balance	954		550	844
Related Allowance
With an allowance recorded [Abstract]
Recorded Investment	400		402	1,307
Unpaid Principal Balance	400		402	1,307
Related Allowance	57		59	215
Total [Abstract]
Recorded Investment	1,354		952	2,151
Unpaid Principal Balance	1,354		952	2,151
Related Allowance	57		59	215
Average recorded investment [Abstract]
Total	1,153	2,261	1,407	1,682
Cash basis interest recognized on impaired loans [Abstract]
Total	5	30	26	108
Real Estate
With no related allowance recorded [Abstract]
Recorded Investment	2,085		1,496	1,554
Unpaid Principal Balance	2,085		1,499	1,571
Related Allowance
With an allowance recorded [Abstract]
Recorded Investment	3,314		2,045	1,182
Unpaid Principal Balance	3,335		2,054	1,182
Related Allowance	742		649	401
Total [Abstract]
Recorded Investment	5,399		3,541	2,736
Unpaid Principal Balance	5,420		3,553	2,753
Related Allowance	742		649	401
Average recorded investment [Abstract]
Total	4,470	3,294	3,605	2,506
Cash basis interest recognized on impaired loans [Abstract]
Total	28	45	176	71
Lines of Credit
With no related allowance recorded [Abstract]
Recorded Investment	193		196	358
Unpaid Principal Balance	197		196	370
Related Allowance
With an allowance recorded [Abstract]
Recorded Investment	283		185
Unpaid Principal Balance	285		200
Related Allowance	233		135
Total [Abstract]
Recorded Investment	476		381	358
Unpaid Principal Balance	482		396	370
Related Allowance	233		135
Average recorded investment [Abstract]
Total	429	407	406	417
Cash basis interest recognized on impaired loans [Abstract]
Total	1	4	15	14
Other Commercial and Industrial Loans
With no related allowance recorded [Abstract]
Recorded Investment	288		266	657
Unpaid Principal Balance	293		266	801
Related Allowance
With an allowance recorded [Abstract]
Recorded Investment	316		139	225
Unpaid Principal Balance	316		139	230
Related Allowance	226		107	207
Total [Abstract]
Recorded Investment	604		405	882
Unpaid Principal Balance	609		405	1,031
Related Allowance	226		107	207
Average recorded investment [Abstract]
Total	505	859	694	718
Cash basis interest recognized on impaired loans [Abstract]
Total	13	5	32	29
Home Equity and Junior Liens
With no related allowance recorded [Abstract]
Recorded Investment	289		294	380
Unpaid Principal Balance	289		294	380
Related Allowance
With an allowance recorded [Abstract]
Recorded Investment	165		165	155
Unpaid Principal Balance	165		165	155
Related Allowance	81		84	95
Total [Abstract]
Recorded Investment	454		459	535
Unpaid Principal Balance	454		459	535
Related Allowance	81		84	95
Average recorded investment [Abstract]
Total	457	583	512	488
Cash basis interest recognized on impaired loans [Abstract]
Total	19	15	28	10
Other Consumer
With no related allowance recorded [Abstract]
Recorded Investment
Unpaid Principal Balance
Related Allowance
With an allowance recorded [Abstract]
Recorded Investment	2		2	5
Unpaid Principal Balance	2		2	5
Related Allowance	2		2	5
Total [Abstract]
Recorded Investment	2		2	5
Unpaid Principal Balance	2		2	5
Related Allowance	2		2	5
Average recorded investment [Abstract]
Total	2	4	3	3
Cash basis interest recognized on impaired loans [Abstract]
Total				$ 1